FIRST AMERICAN FUNDS TRUST

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated January 2, 2024

This information supplements the First American Money Market Funds SAI dated December 22, 2023. Please retain this supplement for future reference.

The table on pages 15-16 of the SAI under the heading “Trustees and Executive Officers—Independent Trustees” is replaced by the following:

Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
David K. Baumgardner (1956)	Trustee

Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since November 2021; Director of predecessor funds from January 2016 to December 2023

Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990 to 2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Former Trustee and Chairman, GCUI Local 1B Health and Welfare Fund. Former Trustee, Graphic Arts Industry Joint Pension Trust. Former Chairman, Printing Industry of Minnesota Financial executives committee. Independent Trustee, First American Fund Complex since 2023 and since January 2016 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Mark E. Gaumond (1950)	Trustee

Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since November 2021; Chair of predecessor funds from January 2020 to December 2023; Director of predecessor funds from January 2016 to

			Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant (Inactive) and member of the American Institute of Certified Public Accountants. Director, Walsh Park Benevolent Corporation. Former Director, Cleveland-Cliffs,	First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting)

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
		December 2023	Inc. (formerly, Cliffs Natural Resources, Inc.), The California Academy of Sciences, Rayonier, Inc. and Rayonier Advanced Materials, Inc. Independent Trustee, First American Fund Complex since 2023 and since January 2016 with regard to the predecessor funds.

James D. McDonald (1959)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since December 2023

Retired. Formerly, Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2014-2023). Prior thereto, he was a Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2009-2014) and Director of Equity Research at Northern Trust Investments, Inc. (2001-2009). Prior thereto, Mr. McDonald was Director of Research at ABN AMRO in New York and Chicago (1994-2000) and an Equity Research Analyst at ABN AMRO following the Environmental Services Industry (1990-1994). He is a designated Certified Public Accountant in the state of Michigan. Independent Trustee, First American Fund Complex since 2023

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

Jennifer J. McPeek (1970)	Trustee

Term expiring earlier of death, resignation, removal,

disqualification, or successor duly elected and qualified; Trustee of the funds since November 2021; Director of predecessor funds from September 2019 to December 2023

Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016) and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management - Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment Adviser and/or trust entities and holds the Chartered

				First American Funds Complex: 1 registered investment company, including 6 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company)

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Name, Address* and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
Financial Analyst designation. Independent Trustee, First American Fund Complex since 2023 and since September 2019 with regard to the predecessor funds.

Harpreet Saluja (1969)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of the funds since December 2023

Senior Vice President of Corporate Development and Planning, Eaton (2013-present). Prior thereto, Ms. Saluja served in several other executive positions at Eaton, including Vice President, Corporate Development and Planning, Eaton (2008-2013). Independent Trustee, First American Fund Complex since 2023.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

P. Kelly Tompkins (1956)	Chair; Trustee

Chair term three years. Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2024; Trustee of the funds since November 2021; Director of predecessor funds from September 2019  to December 2023

Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State University College of Law (2018-present). Trustee, Cleveland State University Board of Trustees (2022-present). Board Member, Ohio Access to Justice Foundation and Chair, Nominating and Governance Committee (2023-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Trustee, First American Fund Complex since 2023 and since September 2019 with regard to the predecessor funds.

				First American Funds Complex: 1 registered investment company, including 6 portfolios	None

*	The address of each of the Trustees is First American Funds, 800 Nicollet Mall, BC-MN-H04N, Minneapolis, Minnesota, 55402 unless otherwise noted.
[1]	Includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which contributed to the conclusion that each Trustee should serve as a Trustee for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

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The table and paragraphs on pages 18-19 of the SAI under the heading “Trustees and Executive Officers—Standing Committees of the Board of Trustees” is replaced by the following:

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to FAF. All committee members are Independent Trustees. The Audit Committee and Governance Committee met five (5) and four (4) times, respectively, during the Funds’ fiscal year ended August 31, 2023.

	Committee Function	Committee Members

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	David K. Baumgardner (Chair) Mark E. Gaumond James D. McDonald Jennifer J. McPeek Harpreet Saluja P. Kelly Tompkins

Governance Committee

The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as trustees; reviewing the independence of all independent trustees; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of trustees, recommending to the Board the slate of trustees to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) trustee education (including developing an annual education calendar; monitoring independent trustee attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent trustees; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding trustee compensation and trustee expenses; monitoring trustee investments in the Funds; monitoring compliance with trustee retirement policies; reviewing compliance with the prohibition from serving on the board of trustees of mutual funds that are not part of FAF; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

Jennifer McPeek[1] (Chair) David K. Baumgardner Mark E. Gaumond James D. McDonald Harpreet Saluja P. Kelly Tompkins

1 Ms. McPeek was appointed Governance Committee Chair effective January 1, 2024.

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The Governance Committee will consider shareholder recommendations for trustee nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing trustees. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Tompkins) or the Chair of the Governance Committee (Ms. McPeek), in either case at First American Funds, 800 Nicollet Mall, BC-MN-H04N, Minneapolis, Minnesota 55402. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

●	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

●	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing trustee.

The table on page 22 of the SAI under the heading “Trustees and Executive Officers—Trustee Ownership of Securities of the Funds or Adviser” is replaced by the following:

	Baumgardner	Gaumond	McDonald	McPeek	Myers[1]	Saluja	Tompkins
Aggregate Holdings – FAF	—	—	—	—	—	—	—
Government Obligations Fund	—	—	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—	—	—
Retail Tax Free Obligations Fund	—	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—	—

1 Mr. Myers retired from the Board effective December 31, 2023.

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The sections on page 19-20 of the SAI under the heading “Trustees and Executive Officers - Trustee Qualifications” is replaced by the following:

Trustee Qualifications

The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive).

Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Trustees have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Trustee, which in each case contributed to the Board’s conclusion that the Trustee should serve as a trustee of the Funds, is provided in the “Independent Trustees” table above.

Experience, Qualifications, Attributes, Skills for Board Membership

David K. Baumgardner has served for over eight years as a director of the predecessor funds, has more than 25 years of experience as a chief financial officer of other entities and was formerly a Certified Public Accountant at a large regional accounting firm.

Mark E. Gaumond has served for over eight years as a director of the predecessor funds, has experience serving on boards of other entities, including public operating companies, and was formerly a Certified Public Accountant and member of the American Institute of Certified Public Accountants.

James D. McDonald was appointed as a trustee effective December 18, 2023, and has more than 25 years of management and/or leadership experience in the financial services industry and holds a Certified Public Accountant designation in the state of Michigan.

Jennifer J. McPeek has served for over four years as a director of the predecessor funds., has more than 25 years of experience in the financial services industry and currently serves on the board of a large, publicly traded company.

Harpreet Saluja was appointed to the Board as a trustee effective December 18, 2023, and has more than 25 years of management and/or leadership experience in the areas of corporate strategy, global M&A transactions and finance and currently serves on other boards.

P. Kelly Tompkins has served for over four years as a director of the predecessor funds and has more than 25 years of management and/or leadership experience at both private, public and non-profit institutions.

The table and paragraphs on page 20-21 of the SAI under the heading “Trustees and Executive Officers—Trustee Compensation” is replaced by the following:

Trustee Compensation

Effective January 1, 2024, FAF pays Trustees who are not paid employees or affiliates of the Funds an annual retainer of $195,000 ($270,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $20,000 and the Governance Committee Chair receives an additional annual retainer of $17,000.

Trustees also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Trustees are reimbursed for their out-of pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

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The Funds do not provide any other pension or retirement benefits to Trustees.

The following table sets forth information concerning aggregate compensation paid to each Trustee of FAF (i) by FAF (column 2), and (ii) by FAF Inc. (column 5) during the fiscal year ended August 31, 2023. No executive 21 officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2023

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Trustees

David K. Baumgardner, Trustee	$ 200,000	-0-	-0-	$ 200,000
Mark E. Gaumond, Trustee[1]	260,000	-0-	-0-	260,000
James D. McDonald, Trustee	-0-	-0-	-0-	-0-
Jennifer J. McPeek, Trustee[2]	185,000	-0-	-0-	185,000
C. David Myers, Trustee[3]	185,000	-0-	-0-	185,000
Harpreet Saluja, Trustee	-0-	-0-	-0-	-0-
P. Kelly Tompkins, Chair[1]	197,000	-0-	-0-	197,000

1 Mr. Gaumond served as Chair through December 31, 2023. Mr. Tompkins was appointed Chair effective January 1, 2024.

2 Ms. McPeek was appointed to Governance Committee Chair effective January 1, 2024.

3 Mr. Myers retired from the Board effective December 31, 2023.

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